Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest income:
Loans receivable, including fees	$ 33,274		$ 34,805		$ 37,467
Taxable securities available for sale	32,515		37,954		41,448
Tax-exempt securities available for sale	6,616		6,415		5,933
FHLB stock	51
Interest-earning deposits and federal funds sold	56		53		16
Total interest income	72,512		79,227		84,864
Interest expense:
Deposits	9,325		11,954		14,270
FHLB advances, repurchase agreements and other borrowings	17,620		20,753		25,168
Junior subordinated notes	2,455		2,433		2,459
Total interest expense	29,400		35,140		41,897
Net interest income	43,112		44,087		42,967
Provision for loan losses	1,100		1,130		1,404
Net interest income after provision for loan losses	42,012		42,957		41,563
Noninterest income:
Fees and service charges	3,375		3,524		3,894
Net (loss) gain on sale of loans	(1)		6		40
Increase of cash surrender value of bank owned life insurance	609		704		717
Net realized gain on securities available for sale	746		937
Impairment losses on investment securities
Total other-than-temporary impairment losses	(406)		(995)		(1,839)
Portion of loss recognized in other comprehensive income before taxes	375		548		600
Net impairment losses on investment securities	(31)		(447)		(1,239)
Net realized loss on derivatives	(550)		(2,005)		(711)
Income from real estate joint ventures	2,365		881		1,122
Other	811		706		644
Total noninterest income	7,324		4,306		4,467
Noninterest expense:
Compensation and employee benefits	17,514		16,327		15,541
Premises and equipment	2,972		2,670		2,719
Federal deposit insurance premiums	1,451		1,281		1,900
Data processing	2,396		2,312		2,151
Amortization of intangible assets	251		332		413
Advertising	613		612		608
Other	5,081		4,528		4,481
Total noninterest expense	30,278		28,062		27,813
Income before provision for income taxes	19,058		19,201		18,217
Provision for income taxes	3,236		3,380		3,553
Net income before noncontrolling interest	15,822		15,821		14,664
Less: net income attributable to noncontrolling interest	919		911		433
Net income attributable to ESB Financial Corporation	$ 14,903		$ 14,910		$ 14,231
Net income per share:
Basic	$ 1.04	[1]	$ 1.03	[1]	$ 0.99	[1]
Diluted	$ 1.03	[1]	$ 1.02	[1]	$ 0.98	[1]
Cash dividends declared per share	$ 0.40	[1]	$ 0.38	[1]	$ 0.33	[1]
Weighted average shares outstanding	14,346,024	[1]	14,438,543	[1]	14,385,262	[1]
Weighted average shares and share equivalents outstanding	14,469,062	[1]	14,555,150	[1]	14,483,905	[1]

[1]	Outstanding shares and per share data have been adjusted for years 2010 to reflect a six-for five stock split paid on May 16, 2011.